Submission	Jun. 16, 2026
Submission [Line Items]
Central Index Key	0000839923
Registrant Name	VODAFONE GROUP PUBLIC LTD CO
Registration File Number	333-273441
Form Type	F-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES